Derivatives financial instruments - Bunker Oil purchase cash flows protection program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) T	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240)	$ (1,602)	$ (1,202)
Bunker Oil protection
Derivative financial instruments
Fair value of assets		116
Excluded transactions of Financial settlement		$ 24
Call options - Bunker Oil -bought
Derivative financial instruments
Notional amount (ton) | T		2,856,000
Fair value of assets		$ 130
Put options - Bunker Oil - sold
Derivative financial instruments
Notional amount (ton) | T		2,856,000
Fair value of liabilities		$ (14)